ACQUISITIONS (Tables)	12 Months Ended
Sep. 30, 2012
Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) [Member]
Allocation of The Purchase Price to The Fair Values of The Portion of The Assets Acquired and Liabilities Assumed

	US$	Amortization period
Accounts receivable	1,968
Purchased call option	669
Other intangible assets:
Non-compete agreement	650	15 years
Supplementary domain names	1	10 years
Deferred revenue	(1,617)
Deferred tax liability	(330)
Income tax payable	(61)
Other payables	(107)
Noncontrolling interest	(937)
Goodwill	2,143

Total consideration	2,379

Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Allocation of The Purchase Price to The Fair Values of The Portion of The Assets Acquired and Liabilities Assumed

	US$	Amortization period
Cash	2,854
Property, plant and equipment	138
Purchased call options	1,221
Other intangible assets:
Business contracts	476	3~5 years
Copyrights	586	5 years
Platform	195	3.5 years
Domain names	168	10~11 years
Software	311	3 years
Courseware	255	5 years
Deferred tax liability	(382)
Noncontrolling interest	(2,107)
Goodwill	1,603

Total consideration	5,318